Commitments for Expenditure	12 Months Ended
Dec. 31, 2024
Commitments for Expenditure [Abstract]
Commitments for Expenditure
49.	Commitments for Expenditure

(1)	The commitments related to acquisition of property, plant and equipment as of December 31, 2023 and 2024 are as follows:

		2023		2024
Contracts		Commitment amounts	Remaining liability balances	Commitment amounts	Remaining liability balances
		In millions of won
Purchase of cable (PVC, 1C, 2000SQ) 153,000M and others (Shin-Bupyung-Youngseo)	￦	57,226	417	57,226	417
Purchase of cable (PVC, 1C, 2500SQ) 103,374M and others (Bukdangjin-Shin-Tangjung)		51,796	20,661	—	—
Purchase of GIS (362kV, 6300A, 63kA) 23CB – Youngseo S/S		37,168	15,109	37,168	15,109
Purchase of GIS (362kV, 6300A, 63kA) 27CB – Kwangyang S/S		37,744	140	37,744	140
Purchase of cable (PVC, 1C, 2500SQ) 100,548M and others (Kyungin Construction)		58,271	746	58,271	746
Purchase of GIS (362kV, 6300A, 63kA) 25CB – Migeum S/S		35,136	20,370	35,282	13,476
Purchase of cable (PVC, 1C, 2000SQ) 5,862M and others (Baekun-Gwangyanghang)		35,016	703	35,016	703
Purchase of GIS (362kV, 6300A, 63kA) Type 19 – Shinyangsan S/S		32,460	5,635	—	—
Purchase of cable (PVC, 1C, 2500SQ) 57,868M and others (Goduk-Seoansung)		40,937	654	40,937	654
Purchase of cable (PVC, 1C, 2000SQ) 87,732M and others (Eulwangboonki)		36,446	1,015	36,446	1,015
Purchase of GIS (362kV,6300A,63kA) Type 18 – Wolsung S/Y		32,090	26,742	33,057	16,045
System stabilization ESS equipment (Bubuk S/S) Type 1		222,300	145,014	221,939	42,137
System stabilization ESS equipment (Shinnamwon S/S) Type 1		211,500	130,169	—	—

		2023		2024
Contracts		Commitment amounts	Remaining liability balances	Commitment amounts	Remaining liability balances
		In millions of won

System stabilization ESS equipment (Yeongcheon S/S) Type 1	￦	73,104	18,604	72,779	16,975
Concrete pole (10M, general purpose, 500KGF) 111,000 ea and four other equipment		67,996	39,971	—	—
Advanced EType low voltage electronic watt-hour meter 1,311,552 ea		36,103	—	—	—
System stabilization ESS equipment (Yesan S/S) Type 1		56,403	12,095	56,174	11,471
System stabilization ESS equipment (Hamyang S/S) Type 1		35,609	12,870	35,764	11,468
Concrete pole (10M, general purpose, 500KGF) 90,000 ea and four other equipment		—	—	59,473	36,464
Purchase of cable (PVC, 1C, 2500SQ) 53,856M and others (Shinchungjuboonki)		—	—	31,925	7,756
Purchase of GIS (362kV, 6300A, 63kA) Type 31 – East Seoul S/S		—	—	39,060	39,060
Purchase of cable (PVC, 1C, 2000SQ) 68,613M and others (Dongducheon-Yangju)		—	—	40,933	28,790
Purchase of HVDC cable (PE, 2500SQ) 31,551M and others		—	—	40,323	40,323
Purchase of HVDC cable (PE, 2500SQ) 30,883M and others		—	—	40,130	40,130
Stationary reactive power compensation device (Phase 3, ±500MVAR) – Shin Jecheon S/S		—	—	39,300	39,300
Stationary reactive power compensation device (STATCOM, phase 3, ±500MVAR) – East coast #1C/S		—	—	37,600	37,600
AMIGO, 1P2W, 60(5)A, Electronic, Class 1.0, 220V, 1,031,728 EA – Annual Unit Price		—	—	43,054	38,404
Stationary reactive power compensation device (STATCOM/Phase 3, ±500MVAR) – Shin Gapyeong S/S		—	—	40,590	40,590
Stationary reactive power compensation device (STATCOM/Phase 3, ±500MVAR) – Shin Namwon S/S		—	—	37,100	37,100
Construction of Saeul Units (#3,4)		9,800,424	1,113,349	11,718,217	1,748,342
Construction of Shin-Hanul Units (#1,2) (*)		10,592,760	—	10,765,241	—
Construction of Shin-Hanul Units (#3,4)		11,680,361	10,935,737	12,343,245	10,964,638
Other 40 contracts		1,631,574	1,133,467	2,033,913	1,744,217
Purchase of main equipment for Jeju LNG Combined		166,287	—	—	—
Purchase of equipment for the construction project of Boryeong indoor coal storage yard		334,932	279,920	357,479	241,751
Purchase of main machine for Boryeong New Complex Unit 1		281,600	228,053	286,299	177,988
Boryeong New Complex Unit 1 Construction Project		186,358	186,358	202,552	161,753
Haman Combined Power Block Conditional Purchase Agreement		—	—	581,790	543,509
Service of designing Taean Units (#9,10)		112,909	12,468	—	—
Purchase of gas turbine and turbine equipment of Gimpo combined heat & power plant		123,495	15,603	123,495	15,603
Purchase of steam turbine, HRSG and POWER BLOCK of Gimpo combined heat & power plant		220,864	214	220,864	101
Construction of Gimpo combined heat & power plant		211,372	13,960	223,660	8,795
Purchase of gas turbines, steam turbines, and accessories for Gumi natural gas power plant		197,983	193,578	198,029	29,417
Purchase of heat recovery boiler and accessories for Gumi natural gas power plant		65,918	45,299	65,918	12,574
Construction of Gumi natural gas power plant		210,393	173,350	246,110	96,708
Installation of natural gas supply facility at Gumi natural gas power plant		70,620	61,799	83,801	45,019
Construction of Gongju natural gas power plant		—	—	203,849	190,840

	2023		2024
Contracts	Commitment amounts	Remaining liability balances	Commitment amounts	Remaining liability balances
	In millions of won
Purchase of natural gas main machine and accessories at Gongju natural gas power plant	—	—	305,829	273,338
Purchase of coal handling machine for construction of Samcheok Units (#1,2)	312,150	5,682	326,395	5,905
Purchase of main equipment for Namjeju	140,144	3	140,144	—
Purchase of main equipment for Shin-Sejong combined thermal power plant	234,392	8,342	234,392	2,670
Purchase of Hadong thermal power indoor carboniferous plant	167,259	48,495	167,259	—
Purchase of phase 2 power generation facility for Yeongwol fuel cells	86,350	219	88,428	—
Purchase of fuel cell power generation facilities for the fifth stage of Shinincheon headquarters	81,960	18,290	82,395	—
Purchase of Samcheok hydrogen compound co-firing facility infrastructure	—	—	128,820	90,876
Construction of Andong Combined Unit 2 Power Plant	—	—	181,593	175,029
Purchase of main equipment for Andong Combined Unit 2	—	—	279,773	230,694
Service of designing Hadong Combined Unit 1	—	—	31,593	26,351

(*)
As of December 31, 2024, the commitment amounts include the value of Shin-Hanul Unit #1, construction of which was completed during the year ended December 31, 2022. In addition, Shin-Hanul Unit #2 is in commercial operation as of December 31, 2024.

(2)	As of December 31, 2024, details of contracts for inventory purchase commitment are as follows:

Type	Periods	Contracted quantity
Concentrate	2024 ~ 2033	22,282 Ton U3O8
Conversion	2024 ~ 2030	14,391 Ton U
Enrichment	2024 ~ 2035	26,943 Ton SWU
In addition, the contracted quantity of the molded uranium between Korea Hydro & Nuclear Power Co., Ltd. and KEPCO Nuclear Fuel Co., Ltd., which are subsidiaries of the Company, is 817 Ton U (contract periods: 2023 ~ 2031).